UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-283510-02

Central Index Key Number of the issuing entity:     0002067195

Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35

(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:     333-283510

Central Index Key Number of the depositor:     0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Exact name of depositor as speciﬁed in its charter)

Bank of America, National Association
(Central Index Key Number 0001102113)

Argentic Real Estate Finance 2 LLC
(Central Index Key Number 0001968416)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Starwood Mortgage Capital LLC
(Central Index Key Number 0001548405)

(Exact name of sponsor as specified in its charter)

Leland F. Bunch, III (646) 855-3953

(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “July 14 Form ABS-EE”), filed with the Securities and Exchange Commission on July 14, 2025 (SEC Accession No. 0001539497-25-001844), with respect to the Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35 Commercial Mortgage Pass-Through Certificates, Series 2025-C35. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the July 14 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 22, 2025

BANC OF AMERICA MERRILL LYNCH COMMERCIAL MORTGAGE INC.
(Depositor)

By:	/s/ Leland F. Bunch, III
	Name:	Leland F. Bunch, III
	Title:	Chief Executive Officer and President

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)